Share-Based Compensation (Details) - Schedule of Employees and Directors Stock Options - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Employees and Directors Stock Options [Abstract]
Number of options, Outstanding at beginning of period	2,929,868	2,399,622	2,939,434	2,142,547
Weighted average exercise price, Outstanding at beginning of period	$ 5.84	$ 5.95	$ 5.85	$ 6.02
Number of options, Granted				264,700
Weighted average exercise price, Granted				$ 5.48
Number of options, Forfeited and expired	(14,375)	(3,000)	(23,941)	(3,000)
Weighted average exercise price, Forfeited and expired	$ 6.82	$ 5.34	$ 6.71	$ 5.34
Number of options, Exercised		(7,625)		(15,250)
Weighted average exercise price, Exercised		$ 6.49		$ 6.49
Number of options, Outstanding at end of period	2,915,493	2,388,997	2,915,493	2,388,997
Weighted average exercise price, Outstanding at end of period	$ 5.84	$ 5.95	$ 5.84	$ 5.95
Number of options, Exercisable at end of period	2,090,378	1,728,623	2,090,378	1,728,623
Weighted average exercise price, Exercisable at end of period	$ 5.59	$ 5.1	$ 5.59	$ 5.1
Number of options, Non-vested at beginning of period	876,851	722,749	986,005	529,082
Weighted average exercise price, Non-vested at beginning of period	$ 6.48	$ 7.67	$ 6.46	$ 8.69
Number of options, Vested	(37,861)	(59,375)	(145,515)	(130,408)
Weighted average exercise price, Vested	$ 11.13	$ (8.78)	$ 7.44	$ 7.82
Number of options, Forfeited	(13,875)	(3,000)	(15,375)	(3,000)
Weighted average exercise price, Forfeited	$ 5.9	$ (5.34)	$ 6.73	$ 5.34
Number of options, Non-vested at the end of period	825,115	660,374	825,115	660,374
Weighted average exercise price, Non-vested at the end of period	$ 6.27	$ 7.59	$ 6.27	$ 7.59